Sales and Adjusted Ebitda Information Relating to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 190,615	$ 176,196	$ 377,151	$ 355,865	$ 680,845	$ 655,020	$ 600,557
Operating Segments
Segment Reporting Information [Line Items]
Net sales	190,615	176,196	377,151	355,865	680,845	655,020	600,557
Segment Adjusted EBITDA	26,797	24,845	51,889	49,120	89,545	79,433	66,863
Seating | Operating Segments
Segment Reporting Information [Line Items]
Net sales	52,587	44,476	104,878	97,413	165,245	162,519	164,853
Segment Adjusted EBITDA	9,557	7,368	17,668	16,687	25,601	22,576	24,366
Acoustics | Operating Segments
Segment Reporting Information [Line Items]
Net sales	56,923	53,903	109,930	102,306	204,494	172,327	145,268
Segment Adjusted EBITDA	5,237	7,292	9,676	12,437	23,426	13,405	9,120
Finishing | Operating Segments
Segment Reporting Information [Line Items]
Net sales	50,109	46,702	96,692	91,763	180,406	184,308	190,715
Segment Adjusted EBITDA	7,529	4,622	13,532	9,038	17,620	18,371	14,818
Components | Operating Segments
Segment Reporting Information [Line Items]
Net sales	30,996	31,115	65,651	64,383	130,700	135,866	99,721
Segment Adjusted EBITDA	$ 4,474	$ 5,563	$ 11,013	$ 10,958	$ 22,898	$ 25,081	$ 18,559